Segmented Information	6 Months Ended
Apr. 30, 2025
Segmented Information [abstract]
Segmented Information
NOTE 18: SEGMENTED INFORMATION
For management reporting purposes, the Bank

reports its results from business operations

and activities under four key business

segments:

Canadian Personal
and Commercial Banking, U.S. Retail, Wealth Management

and Insurance, and Wholesale Banking.

The Bank’s other activities are grouped into the

Corporate
segment.
Canadian Personal and Commercial

Banking provides financial products and services

to personal, small business and commercial

customers, and includes
TD Auto Finance Canada. U.S. Retail is comprised

of personal and business banking in

the U.S., TD Auto Finance U.S., the U.S. wealth

business,

as well as the
Bank’s equity investment in Schwab. On February

12, 2025, the Bank sold its entire remaining

equity investment in Schwab,

refer to Note 7 for further details.
Wealth Management and Insurance includes the

Canadian wealth business which provides investment

products and services to institutional and

retail investors,
and the insurance business which provides

property and casualty insurance, as

well as life and health insurance products

to customers across Canada. Wholesale
Banking provides a wide range of capital

markets, investment banking, and corporate

banking products and services,

including underwriting and distribution

of new
debt and equity issues, providing advice

on strategic acquisitions and divestitures, and

meeting the daily trading, funding, and investment

needs of the Bank’s
clients. The Corporate segment includes the

effects of certain asset securitization programs,

treasury management, elimination of taxable

equivalent adjustments
and other management reclassifications,

corporate level tax items, and residual unallocated

revenue and expenses. Effective the first quarter

of 2025, certain U.S.
governance and control investments, including

costs for U.S. BSA/AML remediation, previously

reported in the Corporate segment are now

reported in the U.S.
Retail segment. Comparative amounts have

been reclassified to conform with the presentation

adopted in the current period.
The following table summarizes the segment

results for the three and six months ended

April 30, 2025 and April 30, 2024.
Results by Business Segment 1
(millions of Canadian dollars)
Canadian

Wealth
Personal and Management
Commercial Banking U.S. Retail and Insurance Wholesale Banking 2 Corporate 2 Total
For the three months ended April 30
2025 2024 2025 2024 2025 2024 2025 2024 2025 2024 2025 2024
Net interest income (loss) $ 4,023 $ 3,812 $ 3,038 $ 2,841 $ 362 $ 304 $ 45 $ 189 $ 657 $ 319 $ 8,125 $ 7,465
Non-interest income (loss) 968 1,027 (445) 606 3,141 2,810 2,084 1,751 9,064 160 14,812 6,354
Total revenue 4,991 4,839 2,593 3,447 3,503 3,114 2,129 1,940 9,721 479 22,937 13,819
Provision for (recovery of)
credit losses 622 467 442 380 – – 123 55 154 169 1,341 1,071
Insurance service expenses – – – – 1,417 1,248 – – – – 1,417 1,248
Non-interest expenses

2,052 1,957 2,338 2,694 1,131 1,027 1,461 1,430 1,157 1,293 8,139 8,401
Income (loss) before income taxes

and share of net income from
investment in Schwab 2,317 2,415 (187) 373 955 839 545 455 8,410 (983) 12,040 3,099
Provision for (recovery of)
income taxes

649 676 (229) 49 248 218 126 94 191 (308) 985 729
Share of net income from
investment in Schwab 3,4 – – 78 183 – – – – (4) 11 74 194
Net income (loss) $ 1,668 $ 1,739 $ 120 $ 507 $ 707 $ 621 $ 419 $ 361 $ 8,215 $ (664) $ 11,129 $ 2,564
For the six months ended April 30
2025 2024 2025 2024 2025 2024 2025 2024 2025 2024 2025 2024
Net interest income (loss) $ 8,158 $ 7,645 $ 6,102 $ 5,740 $ 731 $ 589 $ (62) $ 387 $ 1,062 $ 592 $ 15,991 $ 14,953
Non-interest income (loss) 1,982 2,078 (727) 1,210 6,370 5,660 4,191 3,333 9,179 299 20,995 12,580
Total revenue 10,140 9,723 5,375 6,950 7,101 6,249 4,129 3,720 10,241 891 36,986 27,533
Provision for (recovery of)
credit losses 1,143 890 893 765 – – 195 65 322 352 2,553 2,072
Insurance service expenses – – – – 2,924 2,614 – – – – 2,924 2,614
Non-interest expenses

4,138 3,941 4,718 5,153 2,304 2,074 2,996 2,930 2,053 2,333 16,209 16,431
Income (loss) before income taxes

and share of net income from
investment in Schwab 4,859 4,892 (236) 1,032 1,873 1,561 938 725 7,866 (1,794) 15,300 6,416
Provision for (recovery of)
income taxes

1,360 1,368 (421) 32 486 385 220 159 38 (581) 1,683 1,363
Share of net income from
investment in Schwab 3,4 – – 277 377 – – – – 28 (42) 305 335
Net income (loss) $ 3,499 $ 3,524 $ 462 $ 1,377 $ 1,387 $ 1,176 $ 718 $ 566 $ 7,856 $ (1,255) $ 13,922 $ 5,388
The retailer program partners’ share of revenues and credit losses is presented in the Corporate segment, with an offsetting amount (representing the partners’ net share) recorded in
Non-interest expenses, resulting in no impact to Corporate reported Net income (loss). The Net income (loss) included in the U.S. Retail segment includes only the portion of revenue and credit losses attributable to the Bank under the agreements.
2

Net interest income within Wholesale Banking is calculated on a taxable equivalent basis (TEB). The TEB adjustment reflected in Wholesale Banking is reversed in the Corporate
segment.

3

The after-tax amounts for amortization of acquired intangibles, the Bank’s share of acquisition and integration charges associated with Schwab’s acquisition of TD Ameritrade, the Bank’s share of Schwab’s restructuring charges, and the Bank’s share of Schwab’s Federal

Deposit Insurance Corporation special assessment charge are recorded in the Corporate segment.
4

The Bank’s share of Schwab’s earnings was reported with a one-month lag. Refer to

Note 7 for further details.
Total Assets by Business Segment
(millions of Canadian dollars) Canadian Wealth
Personal and Management Wholesale
Commercial Banking U.S. Retail and Insurance Banking Corporate
Total

As at April 30, 2025
Total assets $ 591,935 $ 543,516 $ 23,022 $ 742,949 $ 162,852 $ 2,064,274
As at October 31, 2024
Total assets $ 584,468 $ 606,572 $ 23,217 $ 686,795 $ 160,699 $ 2,061,751